FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

Interest rate swap agreements
In February 2013, Frontline 2012 entered into six interest rate swaps with Nordea Bank whereby the floating interest rate on an original principal amount of $260.0 million of the then anticipated debt on 12 MR product tanker newbuildings was switched to fixed rate. Six of these newbuildings were subsequently financed from the $466.5 million term loan facility. In February 2016, the Company entered into an interest rate swap with DNB whereby the floating interest on notional debt of $150 million was switched to a fixed rate. The contract has a forward start date of February 2019.

At June 30, 2019, the Company recorded an asset of $0.5 million (December 31, 2018: $7.6 million) and a liability of $3.7 million (December 31, 2018: nil) in relation to these agreements. The Company recorded a loss on interest swaps of $9.7 million in the six months ended June 30, 2019 (six months ended June 30, 2018: gain of $7.0 million).

The interest rate swaps are not designated as hedges and are summarized as at June 30, 2019 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
13,650	June 2013	June 2020	1.4025%
40,749	September 2013	September 2020	1.5035%
69,292	December 2013	December 2020	1.6015%
13,376	March 2014	March 2021	1.6998%
13,719	June 2014	June 2021	1.7995%
14,062	September 2014	September 2021	1.9070%
150,000	February 2016	February 2026	2.1970%
314,848

Fair Values
The carrying value and estimated fair value of the Company's financial assets and liabilities as of June 30, 2019 and December 31, 2018 are as follows:

	2019		2018
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	90,793	90,793	66,484	66,484
Restricted cash	1,254	1,254	1,420	1,420
Liabilities:
Floating rate debt	1,613,389	1,613,389	1,525,028	1,525,028
Fixed rate debt	147,692	146,388	215,524	212,696

The estimated fair value of financial assets and liabilities at June 30, 2019 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	90,793	90,793	—	—
Restricted cash	1,254	1,254	—	—
Liabilities:
Floating rate debt	1,613,389	—	1,613,389	—
Fixed rate debt	146,388	—	6,703	139,685

The estimated fair value of financial assets and liabilities at December 31, 2018 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	66,484	66,484	—	—
Restricted cash	1,420	1,420	—	—
Liabilities:
Floating rate debt	1,525,028	—	1,525,028	—
Fixed rate debt	212,696	—	7,631	205,065

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Cash and cash equivalents – the carrying values in the balance sheet approximate fair value.

Restricted cash – the carrying values in the balance sheet approximate fair value.

Floating rate debt - the fair value of floating rate debt has been determined using level 2 inputs and is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis. Floating rate debt is presented net of deferred financing charges of $8.9 million as of June 30, 2019 (December 2018: $9.8 million).

Fixed rate debt - short term debt held with a third party bank has been valued using level two inputs, the remaining fixed rate debt has been determined using level 3 inputs being the discounted expected cash flows of the outstanding debt.

Assets Measured at Fair Value on a Nonrecurring Basis

Nonrecurring fair value measurements include a goodwill impairment assessment completed during the period. The impairment test used Level 1, Level 2 and Level 3 inputs.

Assets Measured at Fair Value on a Recurring Basis
Marketable securities are listed equity securities considered to be available-for-sale securities for which the fair value as at the balance sheet date is their aggregate market value based on quoted market prices (level 1).

The fair value (level 2) of derivative interest rate agreements is the present value of the estimated future cash flows that the Company would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves, current and future bunker prices and the credit worthiness of both the Company and the derivative counterparty.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken AB (publ), or SEB, HSBC, Royal Bank of Scotland, DnB Bank ASA, or DNB and Nordea Bank Norge ASA, or Nordea. There is a concentration of credit risk with respect to restricted cash to the extent that substantially all of the amounts are carried with SEB, Nordea and HSBC. However, the Company believes this risk is remote.